Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - Tsakos Shipping and Trading S.A. - USD ($) $ in Thousands	6 Months Ended	8 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Related Party Transaction [Line Items]
Chartering commission	1.25%
Charge fee	$ 200
VLCC Millennium
Related Party Transaction [Line Items]
Time charter contract period		3 years